Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended
	May 31, 2025	May 31, 2025
C000236518_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® Alternatives Fund
C000236518_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000236518_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,989
C000236518_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,546
C000236518_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,212
C000236518_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US 3-Month Treasury Bill Index
C000236518_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000236518_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,311
C000236518_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,874
C000236518_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,392
C000236518_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000236518_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000236518_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,905
C000236518_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,034
C000236518_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,582